Exceptional Items - Summary of Exceptional Items Related to the Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of exceptional items [line items]
Other income	$ 777	$ 393	$ 247
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(28,775)	(28,022)	(27,527)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(494)	(264)	(333)
Net finance costs	(911)	(1,064)	(1,245)
Total	(1,546)	(1,060)	(650)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Other income	489	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(64)	(57)	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(95)	(96)	(80)
Samarco Germano dam decommissioning	46	(263)
Samarco dam failure provision	(459)	(586)	(429)
Net finance costs	(93)	(108)	(84)
Total	$ (176)	$ (1,060)	$ (650)